Prudential Investments LLC

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

September 12, 2014

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Preliminary Proxy Materials:
Prudential Investments Funds
Target Funds

Ladies and Gentlemen:

On behalf of each of the above-referenced Funds (as more specifically identified in the attached proxy materials), we are hereby filing in accordance with Rule 14a-b(b) under the Securities Exchange Act of 1934 preliminary proxy materials in connection with annual or special meetings of shareholders scheduled for November 26, 2014. These materials include the Notice of Meeting, the proxy statement and the proxy card.

If there are any questions with respect to this filing, please call me at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain

Vice President & Corporate Counsel